REVENUE AND CONTRACT ACCOUNTING (Details - Contract liabilities) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Billings and/or cash receipts on uncompleted contracts	$ 1,264,658	$ 1,264,658	$ 1,264,658
Less: Cumulative revenues recognized	(861,024)	(861,024)	(199,976)
Contract liabilities, technology systems, current	403,634	403,634	1,064,682
Contract liabilities, services and consulting	9,964,218	11,401,384	601,561
Total contract liabilities, current	10,367,852	11,805,018	1,666,243
Total contract liabilities, non-current	9,563,888	11,016,134
Total contract liabilities, current	3,001,352	3,188,518
Total contract liabilities, current – related parties	7,366,500	8,616,500
Total contract liabilities, non-current	6,851,513	7,399,634
Total contract liabilities, non-current – related parties	$ 2,712,375	$ 3,616,500